Investment Objectives and Goals	May 29, 2026
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford China Equities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford China Equities Fund seeks capital appreciation.
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford Emerging Markets Equities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford Emerging Markets Equities Fund seeks capital appreciation.
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford Emerging Markets ex China Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford Emerging Markets ex China Fund seeks capital appreciation.
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford Global Alpha Equities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford Global Alpha Equities Fund seeks capital appreciation.
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford International Alpha Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford International Alpha Fund seeks capital appreciation.
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford International Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford International Growth Fund seeks capital appreciation.
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford U.S. Equity Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford U.S. Equity Growth Fund seeks capital appreciation.
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford Emerging Markets Equities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford Emerging Markets Equities Fund seeks capital appreciation.
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford Global Alpha Equities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford Global Alpha Equities Fund seeks capital appreciation.
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford International Alpha Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford International Alpha Fund seeks capital appreciation.
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford International Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford International Growth Fund seeks capital appreciation.